MANAGEMENT'S PLANS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
MANAGEMENT'S PLANS [Abstract]
Approximate cash position	$ 1,675,000	$ 2,450,000
Approximate monthly expenditures	295,000	295,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	20,000,000	20,000,000
Term of agreement with institutional investor	30 months	30 months
Remaining available amount	$ 18,485,352	$ 18,485,352